UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Senvest Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:

/s/ George Malikotsis             New York, NY               February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $355,527
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F File Number       Name

1.       028-11888            Senvest International L.L.C.

-----------------------       ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Senvest Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.


                                                  FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                        VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE    SHARED  NONE
--------------                  ---------        ------      --------- --------   --- ----- ----------- -----   -----   ------- ----
ADVANTAGE OIL & GAS LTD         COM              00765F101      861       208,000 SH        DEFINED     1          208,000
AEGEAN MARINE PETROLEUM NETW    SHS              Y0017S102   12,269     3,007,201 SH        DEFINED     1        3,007,201
ALLOT COMMUNICATIONS LTD        SHS              M0854Q105    2,068       136,078 SH        DEFINED     1          136,078
ALTO PALERMO S A                SPONSORED ADR    02151P107      500        31,610 SH        DEFINED     1           31,610
AMPAL AMERN ISRAEL CORP         CL A             032015109        4        12,000 SH        DEFINED     1           12,000
AUDIOCODES LTD                  ORD              M15342104   15,260     3,912,733 SH        DEFINED     1        3,912,733
AUTHENTEC INC                   COM              052660107    5,642     1,757,495 SH        DEFINED     1        1,757,495
AXCELIS TECHNOLOGIES INC        COM              054540109    2,986     2,245,483 SH        DEFINED     1        2,245,483
BALTIC TRADING LIMITED          COM              Y0553W103      359        75,525 SH        DEFINED     1           75,525
BBVA BANCO FRANCES S A          SPONSORED ADR    07329M100       87        17,795 SH        DEFINED     1           17,795
CEVA INC                        COM              157210105    1,267        41,885 SH        DEFINED     1           41,885
CHESAPEAKE ENERGY CORP          COM              165167107      452        20,300 SH        DEFINED     1           20,300
COMMTOUCH SOFTWARE LTD          SHS NEW          M25596202      165        50,787 SH        DEFINED     1           50,787
CRESUD S A C I F Y A            SPONSORED ADR    226406106    1,531       134,375 SH        DEFINED     1          134,375
CUTERA INC                      COM              232109108    1,246       167,280 SH        DEFINED     1          167,280
DEPOMED INC                     COM              249908104      131        25,225 SH        DEFINED     1           25,225
DORAL FINL CORP                 COM NEW          25811P886    9,530     9,968,681 SH        DEFINED     1        9,968,681
DSP GROUP INC                   COM              23332B106      885       169,956 SH        DEFINED     1          169,956
ENDEAVOUR INTL CORP             COM NEW          29259G200      531        61,150 SH        DEFINED     1           61,150
GASTAR EXPL LTD                 COM NEW          367299203    4,149     1,304,771 SH        DEFINED     1        1,304,771
GENIE ENERGY LTD                CL B             372284208      115        14,560 SH        DEFINED     1           14,560
GENWORTH FINL INC               COM CL A         37247D106   19,285     2,944,209 SH        DEFINED     1        2,944,209
GRUPO FINANCIERO GALICIA S A    SP ADR 10 SH B   399909100      925       156,000 SH        DEFINED     1          156,000
IMMERSION CORP                  COM              452521107   11,880     2,293,456 SH        DEFINED     1        2,293,456
IRSA INVERSIONES Y REP S A      GLOBL DEP RCPT   450047204    3,343       322,407 SH        DEFINED     1          322,407
MCG CAPITAL CORP                COM              58047P107      399       100,000 SH        DEFINED     1          100,000
MELLANOX TECHNOLOGIES LTD       SHS              M51363113    3,630       111,722 SH        DEFINED     1          111,722
MGIC INVT CORP WIS              COM              552848103    2,334       625,609 SH        DEFINED     1          625,609
MIPS TECHNOLOGIES INC           COM              604567107    5,290     1,186,106 SH        DEFINED     1        1,186,106
MISSION WEST PPTYS INC          COM              605203108      967       107,249 SH        DEFINED     1          107,249
MONOLITHIC PWR SYS INC          COM              609839105       69        16,337 SH        DEFINED     1           16,337
MORGANS HOTEL GROUP CO          COM              61748W108    2,260       383,092 SH        DEFINED     1          383,092
MOSYS INC                       COM              619718109      126        29,960 SH        DEFINED     1           29,960
NEWCASTLE INVT CORP             COM              65105M108   19,900     4,279,480 SH        DEFINED     1        4,279,480
NORTHSTAR RLTY FIN CORP         COM              66704R100    8,355     1,751,555 SH        DEFINED     1        1,751,555
NOVA MEASURING INSTRUMENTS L    COM              M7516K103    5,233       710,095 SH        DEFINED     1          710,095
ORACLE CORP                     COM              68389X105      977        38,100 SH        DEFINED     1           38,100
ORBOTECH LTD                    ORD              M75253100   11,899     1,192,334 SH        DEFINED     1        1,192,334
OVERSEAS SHIPHOLDING GROUP I    COM              690368105    5,098       466,448 SH        DEFINED     1          466,448
PALOMAR MED TECHNOLOGIES INC    COM NEW          697529303    1,452       156,096 SH        DEFINED     1          156,096
PAMPA ENERGIA S A               SPONS ADR LVL I  697660207      234        21,800 SH        DEFINED     1           21,800
PC-TEL INC                      COM              69325Q105    1,564       228,673 SH        DEFINED     1          228,673
QUIKSILVER INC                  COM              74838C106   17,641     4,886,566 SH        DEFINED     1        4,886,566
RADIAN GROUP INC                COM              750236101   20,328     8,687,263 SH        DEFINED     1        8,687,263
RADVISION LTD                   ORD              M81869105       85        10,069 SH        DEFINED     1           10,069
RADWARE LTD                     ORD              M81873107   49,677     1,698,365 SH        DEFINED     1        1,698,365
RAIT FINANCIAL TRUST            NOTE 7.000% 4/0  749227AA2   19,417    23,500,000 PRN       DEFINED     1       23,500,000
RAIT FINANCIAL TRUST            COM NEW          749227609    9,868     2,077,396 SH        DEFINED     1        2,077,396
RAMTRON INTL CORP               COM NEW          751907304      312       160,031 SH        DEFINED     1          160,031
ROYAL BK SCOTLAND GROUP PLC     SPON ADR SER H   780097879    1,914       117,152 SH        DEFINED     1          117,152
ROYAL BK SCOTLAND GROUP PLC     SPON ADR F       780097804    1,314        77,424 SH        DEFINED     1           77,424
ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF S    780097739    1,844       159,793 SH        DEFINED     1          159,793
ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF M    780097796      785        68,936 SH        DEFINED     1           68,936
ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS Q   780097754    3,108       256,889 SH        DEFINED     1          256,889
ROYAL BK SCOTLAND GROUP PLC     ADR PREF SER N   780097770    1,332       118,885 SH        DEFINED     1          118,885
ROYAL BK SCOTLAND GROUP PLC     ADR PFD SER P    780097762    1,802       160,061 SH        DEFINED     1          160,061
ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF T    780097713   24,467     1,915,974 SH        DEFINED     1        1,915,974
SERACARE LIFE SCIENCES INC D    COM              81747T104    1,940       636,187 SH        DEFINED     1          636,187
SMITH & WESSON HLDG CORP        COM              831756101      432        99,000 SH        DEFINED     1           99,000
STANDARD PAC CORP NEW           COM              85375C101    1,874       589,426 SH        DEFINED     1          589,426
SUPERTEX INC                    COM              868532102    4,795       253,955 SH        DEFINED     1          253,955
SYNERON MEDICAL LTD             ORD SHS          M87245102   13,602     1,228,733 SH        DEFINED     1        1,228,733
SYNTROLEUM CORP                 COM              871630109       10        10,400 SH        DEFINED     1           10,400
TEEKAY TANKERS LTD              CL A             Y8565N102       43        12,348 SH        DEFINED     1           12,348
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209      888        22,000 SH        DEFINED     1           22,000
TWO HBRS INVT CORP              COM              90187B101    2,626       284,188 SH        DEFINED     1          284,188
VICOR CORP                      COM              925815102    7,032       883,404 SH        DEFINED     1          883,404
YPF SOCIEDAD ANONIMA            SPON ADR CL D    984245100    3,131        90,271 SH        DEFINED     1           90,271




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